Consolidated Balance Sheets (Parentheticals) ¥ in Thousands		Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Statement of Financial Position [Abstract]
Including amounts of the consolidated VIEs (in Dollars and Yuan Renminbi)		¥ 278,811		¥ 230,819
Preferred share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.001	$ 0.001	¥ 0.001
Preferred share, shares authorized		1,000,000	1,000,000	1,000,000
Preferred share, shares issued
Preferred share, shares outstanding
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 0.001	$ 0.001	¥ 0.001
Ordinary shares, shares authorized	[1]	99,000,000	99,000,000	99,000,000
Ordinary shares, shares issued	[1]	3,604,015	3,604,015	1,568,456
Ordinary shares, shares outstanding	[1]	3,604,015	3,604,015	1,568,456

[1]	Retrospectively restated for effect of the authorized shares decreased on March 31, 2025.